Summary of Significant Accounting Policies (Policies) - Retirement Savings Plan	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements have been prepared on the accrual basis of accounting. Benefit payments are recorded upon distribution.
Valuation of Investments and Income Recognition
Valuation of Investments and Income Recognition

Investments held by the Plan are stated at fair value (except for fully benefit-responsive investment contracts held in the master trust, which are reported at contract value). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 3 for further discussion of fair value measurements.

The Plan’s Committee determines the Plan’s valuation policies utilizing information provided by Empower Trust Company, LLC.

Registered Investment Companies: Valued at the net asset value (“NAV”) of shares held by the Plan at year end. Registered investment companies held by the Plan are open-end registered investment companies that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The registered investment companies held by the Plan are deemed to be actively traded.
Common Collective Trust Funds: Valued at the NAV of units of a bank collective trust. The NAV, as provided by the trustee, is used as a practical expedient of fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.

Common Stock: Valued at the closing price reported on the active market on which the individual securities are traded.

Pooled Separate Account: Valued at the NAV of units of the insurance company separate account. The NAV reflects the fair value of the underlying assets held by the separate account, net of investment management fees, asset charges, and separate account expenses. All gains and losses, realized and unrealized, are allocated to the Plan based on its proportionate interest. Participant transactions may occur daily. Under the terms of the contract, transfers or distributions may be temporarily deferred when liquidity conditions or market restrictions would otherwise adversely affect remaining investors.

The Southwest Airlines Co. Qualified Retirement Plans Master Trust (“Master Trust”) held the assets of the Plan’s units in the Stable Value Fund as well as the assets of the Southwest Airlines Co. ProfitSharing Plan until it was merged into the Southwest Airlines Co. 401(k) Plan and renamed the Southwest Airlines Co. Retirement Savings Plan on the effective date. Effective May 31, 2024 the Southwest Airlines Co. ProfitSharing Plan merged into the Southwest Airlines Co. 401(k) Plan at which time the Southwest Airlines Co. 401(k) Plan was renamed the Southwest Airlines Co. Retirement Savings Plan. Effective December 31, 2025, the Master Trust was terminated, and the Stable Value Fund became an asset of the Plan. The Master Trust previously held the assets of the Southwest Airlines Co. Retirement Savings Plan's units in the Stable Value Fund. The Master Trust was governed by a trust agreement with the Trustee, which was held accountable by and reports to the Committee. The Master Trust allocated net investment income to the Plan quarterly.

The Plan’s investment in the Stable Value Fund, formally held by the Master Trust through December 31, 2025, invests in a variety of stable value products, including fully benefit-responsive synthetic guaranteed investment contracts (“synthetic GICs”). As required by the Financial Accounting Standards Board ("FASB") guidance, the statements of net assets available for benefits present the contract value of the Stable Value Fund held by the Master Trust. The issuers of synthetic GICs guarantee that all qualified participant withdrawals will occur at contract value which represents contributions made, plus earnings, less participant withdrawals and administrative expenses.

A synthetic GIC, also known as a wrap contract, is an investment contract issued by an insurance company or other financial institution, backed by a portfolio of fixed income type assets. The wrap contracts are obligated to provide an interest rate not less than zero. These wrap contracts provide that realized and unrealized gains and losses on the underlying assets are not reflected immediately in the net assets of the Stable Value Fund, but rather are amortized, over the duration of the underlying assets or other agreed upon period, through adjustments to the future interest crediting rates. The underlying investments of the Stable Value Fund’s synthetic GICs are common collective trusts, which invest in high quality, intermediate term fixed income securities.

The Stable Value Fund also invests in the Morgan Stanley Institutional Liquidity Government Securities Fund, which is a mutual fund. The fair value of the wrap contracts for the synthetic GICs is determined using the market approach discounting methodology that incorporates the difference between current market level rates for contract level wrap fees and the wrap fee being charged. The difference is calculated as a dollar value and discounted by the prevailing interpolated swap rate as of period end.

As described in accounting guidance, issued by the FASB, pertaining to the reporting of fully benefit-responsive investment contracts held by certain investment companies subject to the AICPA investment company guide and defined-contribution health and welfare and pension plans, investment contracts held by a defined contribution plan are required to be reported at contract value. Contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts, because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.

Purchases and sales of securities are recorded on a trade-date basis. The cost of securities sold is determined using a weighted-average cost of securities held at the date of sale. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis.

The Plan provides for investments in various investment securities. Investment securities are exposed to various risks, such as interest rate, credit, and market risks. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’account balances and the amounts reported in the statements of net assets available for benefits.

Contributions
Contributions
Salary reduction contributions, the associated Company matching contributions, and the employer qualified non-elective contributions are recorded in the year the related Employee compensation is earned. Company contributions related to profit sharing are accrued for in the Plan year earned.
Use of Estimates
Use of Estimates

Preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.